Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - Credit risk [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 9,754	€ 10,680
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(33)	(118)
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	40	47
Agricultural mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(1)
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,954	5,618
Apartment mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(5)	(8)
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	455	474
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,105	1,270
Office mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(27)	(109)
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,257	1,384
Retail mortgage loans [member] | Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	0	(1)
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,943	1,886
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,753	10,679
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	40	47
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,954	5,618
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	455	474
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,105	1,270
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,257	1,384
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,942	1,885
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 1	€ 1